Consolidated Statements Of Stockholders' Equity (USD $) In Millions, except Share data, unless otherwise specified	Total		Common Stock	Additional Paid-in Capital	Accumulated Deficit	Accumulated Other Comprehensive Income (Loss)	Treasury Stock
Balance at Dec. 31, 2010	$ 410		$ 1	$ 8,828	$ (2,637)	$ 92	$ (5,874)
Balance (in shares) at Dec. 31, 2010			(137,000,000)				(33,200,000)
Comprehensive income (loss):
Net income (loss)	(29)	[1]			(29)
Other comprehensive income (loss)	(14)					(14)
Total comprehensive income (loss)	(43)
Net activity related to restricted stock units (in shares)							400,000
Net activity related to restricted stock units	13			(111)			124
Number of Options - Exercised							1,200,000
Exercise of stock options	2			(215)			217
Reallocation of deferred taxes	30			30
Repurchases of common stock	0
Balance at Dec. 31, 2011	412		1	8,532	(2,666)	78	(5,533)
Balance (in shares) at Dec. 31, 2011			(137,000,000)				(31,600,000)
Comprehensive income (loss):
Net income (loss)	290				290
Other comprehensive income (loss)	32					32
Total comprehensive income (loss)	322
Net activity related to restricted stock units (in shares)			100,000				800,000
Net activity related to restricted stock units	10			(202)			212
Number of Options - Exercised							800,000
Exercise of stock options	(29)			(130)			130
Activity related to employee stock purchase plan				(2)			2
Repurchase of warrants				(29)
Sale of call options, net of tax of $(1)	42			42
Repurchases of common stock	0
Balance at Dec. 31, 2012	757		1	8,211	(2,376)	110	(5,189)
Balance (in shares) at Dec. 31, 2012			(137,100,000)				(30,000,000)
Comprehensive income (loss):
Net income (loss)	16
Other comprehensive income (loss)	7					7
Total comprehensive income (loss)	23
Net activity related to restricted stock units (in shares)							400,000
Net activity related to restricted stock units	10			(197)			207
Number of Options - Exercised	919,000	[2]					900,000
Exercise of stock options	2			(155)			157
Excess Tax Benefit from Share-based Compensation, Financing Activities	3			3
Activity related to employee stock purchase plan	1			(1)			2
Repurchase of warrants	(78)			(78)
Sale of call options, net of tax of $(1)	103			110
Treasury Stock, Shares							(200,000)
Treasury Stock, Value							(7)
Stock Repurchased During Period, Shares	(1,582,000)						(1,600,000)
Repurchases of common stock	(48)						(50)
Stock Repurchased During Period, Value	(50)
Balance at Dec. 31, 2013	$ 771		$ 1	$ 7,893	$ (2,360)	$ 117	$ (4,880)
Balance (in shares) at Dec. 31, 2013			(137,100,000)				(30,500,000)

[1]	As the Company incurred a net loss in 2011, all outstanding stock options, restricted stock units, stock warrants and issuable shares underlying the convertible debt have an anti-dilutive effect and therefore are excluded from the computation of diluted weighted average shares outstanding. Accordingly, basic and diluted weighted average shares outstanding are equal for such period.
[2]	Stock options exercised during 2012 and 2011 had intrinsic values of $11 million and $18 million, respectively, and the cash received from the exercise of options was $3 million in 2013 and was insignificant in 2012 and 2011.